Investment Objectives and Goals	Oct. 27, 2025
Portfolio Building Block European Banks Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block European Banks Index ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio Building Block European Banks Index ETF seeks to track the performance, before fees and expenses, of the BITA European Banks Index (the “Index”).
Portfolio Building Block World Pharma and Biotech Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block World Pharma and Biotech Index ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio Building Block World Pharma and Biotech Index ETF seeks to track the performance, before fees and expenses, of the BITA Global Pharma and Biotech Select Index (the “Index”).
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF seeks to track the performance, before fees and expenses, of the BITA Global Oil & Gas Select Index (the “Index”).